Shareholder Report, Holdings (Details) - Acruence Active Hedge U.S. Equity ETF	Sep. 30, 2024
Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Brookfield Infrastructure Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Griffon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Truist Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NNN REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Axis Capital Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
WaFd, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Best Buy Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cogent Communications Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%